Summary of Share Units Granted (Parenthetical) (Detail) (Shanghai Kangshi)	0 Months Ended	1 Months Ended
	Jul. 01, 2013	Jul. 31, 2013
Shanghai Kangshi
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement of contingent consideration of acquisition	873,194	873,194